Profit Before Income Tax Expense	12 Months Ended
Dec. 31, 2021
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Profit Before Income Tax Expense
7	PROFIT BEFORE INCOME TAX EXPENSE

	2021	2020	2019
	RMB	RMB	RMB
Items credited and charged in arriving at the profit before income tax expense include:
Credited
Dividend income from equity investments measured at fair value through other comprehensive income (i)	17	25	22
Reversal of provision for impairment of receivables	360	95	1,630
Reversal of write down in inventories	76	186	201
Gain on disposal of investment in subsidiaries (i)	3,575	1,242	49
Gain on Pipeline restructuring (i)	18,320	46,946	—
Charged
Amortization of intangible and other assets	5,774	5,944	4,992
Depreciation and impairment losses:
Owned property, plant and equipment	211,107	194,015	205,297
Right-of-use assets	14,388	13,916	14,973
Auditors’ remuneration (ii)	47	49	53
Cost of inventories recognized as expense	2,047,256	1,527,271	1,981,628
Provision for impairment of receivables	775	438	263
Loss on disposal and scrap of property, plant and equipment (i)	18,959	5,398	9,809
Variable lease payments, low-value and short-term lease payment not included in the measurement of lease liabilities	2,645	3,362	3,514
Research and development expenses	16,729	15,746	15,666
Write down in inventories	656	8,337	1,461

(i)
Other income, net primarily includes dividend income from equity investments measured at fair value through other comprehensive income, gain on Pipeline restructuring (Notes 26 and 41) and disposal of investment in subsidiaries, loss on disposal of property, plant and equipment and government grants.

(ii)
The auditors’ remuneration above represents the annual audit fees paid by the Company. This remuneration does not include fees of RMB 41 (2020: RMB 62, 2019: RMB 60) paid by subsidiaries to the Company’s current auditor and its network firms which primarily relates to audit, tax compliance and other advisory services.